Share-Based Payments - Schedule of Share-Based Payments Arrangements (Details)	6 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares
share-Based Payments Arrangements [Member]
Share-Based Payments - Schedule of Share-Based Payments Arrangements (Details) [Line Items]
No. of options, Options outstanding beginning	39,271	36,107
Weighted-average exercise price, Options outstanding beginning (in Dollars per share)	$ 83.679889	$ 65.196139
No. of options, Options forfeited and expired	(17,946)
Weighted-average exercise price, Options forfeited and expired (in Dollars per share)	$ 10.250245
No. of options, Options granted		500
Weighted-average exercise price, Options granted (in Dollars per share)		$ 170.118136
No. of options, Options forfeited		(692)
Weighted-average exercise price, Options forfeited (in Dollars per share)		$ 201.972966
No. of options, Options outstanding ending	21,325	35,915
Weighted-average exercise price, Options outstanding ending (in Dollars per share)	$ 145.573914	$ 64.016418
No. of options, Options exercisable ending	15,554	31,338
Reverse Stock [Member]
Share-Based Payments - Schedule of Share-Based Payments Arrangements (Details) [Line Items]
No. of options, Options outstanding beginning	784,520	721,399
Weighted-average exercise price, Options outstanding beginning (in Dollars per share)	$ 4.183994	$ 3.259807
No. of options, Options forfeited and expired	(358,847)
Weighted-average exercise price, Options forfeited and expired (in Dollars per share)	$ 0.512512
No. of options, Options granted		9,950
Weighted-average exercise price, Options granted (in Dollars per share)		$ 8.505907
No. of options, Options forfeited		(13,823)
Weighted-average exercise price, Options forfeited (in Dollars per share)		$ 10.098648
No. of options, Options outstanding ending	425,673	717,526
Weighted-average exercise price, Options outstanding ending (in Dollars per share)	$ 7.278696	$ 3.200821
No. of options, Options exercisable ending	310,444	660,628